Warranty Liability (Tables)	Mar. 31, 2022
Warranty Provision Abstract
Disclosure of warranty liability [Table Text Block]
	Year ended	Year ended
	March 31, 2022	March 31, 2021
Opening balance	$949,751	$695,147
Warranty additions	456,779	311,863
Warranty disbursements	(278,726)	(64,871)
Warranty expiry	(85,251)	-
Foreign exchange translation	430	7,612
Total	$1,042,983	$949,751

Current portion	$313,517	$101,294
Long term portion	729,466	848,457
Total	$1,042,983	$949,751